Share capital	12 Months Ended
Sep. 30, 2022
Share capital
Share capital

22.    Share capital

The annual financial statements are prepared as a continuation of the financial statements of the Group, prior periods are that of Arqit Limited.

On September 2, 2021, the Company had 12,973,270 ordinary shares in issue with a par value of $0.0001. Immediately following the merger, the Company closed a series of subscription agreements with accredited investors (“PIPE Investors”) for a private placement of 7,100,000 ordinary shares. PIPE financing led to an increase in share premium of $70.999 million.

As of September 30, 2022, the total number of ordinary shares of the Company outstanding is 121,926,166 with a par value of $0.0001.

	Number of ordinary	Share capital
	shares	$
Inception, April 26, 2021 – par value $1	1	1
Treasury shares	(1)	(1)
Shares issued in merger with Centricus	12,973,430	1,297
Shares issued in exchange for Arqit Limited shares	90,000,000	9,000
Shares issued to PIPE investors	7,100,000	710
September 30, 2021 – par value $0.0001	110,073,430	11,007

Warrants exercised	1,852,736	185
Shares issued in exchange for Arqit Limited shares	10,000,000	1,000

September 30, 2022 – par value $0.0001	121,926,166	12,192